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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31,2012

Check here if Amendment [_]; Amendment Number: ______________________________

  This Amendment (Check only one.):  [_] is a restatement.
                                     [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: The Wellcome Trust Limited, as Trustee of the Wellcome Trust

Address: 215 Euston Road, London NWl 2BE, United Kingdom

Form 13F File Number: 028-13413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Nicholas Moakes

Title: Head of Public Markets

Phone: +44 207 611 7227

Signature, Place, and Date of Signing:

  /s/ Nicholas Moakes                London                   25/01/2013
------------------------  -----------------------------  ---------------------
         (Name)                   (City, State)                 (Date)

Report Type (Check only one.):

[X]I3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

                                REPORT SUMMARY

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 22 Items

Form 13F Information Table Value Total: $ 2,511,607 (thousands)

List of Other Included Managers: Not Applicable

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                            ITEM 4                                            ITEM 8
                                            Market      ITEM 5             ITEM 6    ITEM 7   Voting
    ITEM1            ITEM 2       ITEM 3   Value (X$ Shares / Prn        Investment  Other   Authority
Name of Issuer   Title of Class   CUSIP     1,000)       Amt      SH/PRN Discretion Managers   Sole
APPLE INC       COM              037833100   239,864     450,000    SH      SOLE      NONE      450,000
BANK OF
  AMERICA
  CORPORATION   COM              060505104   150,800  13,000,000    SH      SOLE      NONE   13,000,000
BANK OF
  AMERICA
  CORPORATION   COM              060505104    46,400   4,000,000   CALL     SOLE      NONE    4,000,000
BANKUNITED INC  COM              06652K103    97,760   4,000,000    SH      SOLE      NONE    4,000,000
BERKSHIRE
  HATHAWAY INC
  DEL           CLA              084670108   134,060       1,000    SH      SOLE      NONE        1,000
CISCO SYS INC   COM              17275R102   126,743   6,450,000    SH      SOLE      NONE    6,450,000
COCA COLA CO    COM              191216100   116,000   3,200,000    SH      SOLE      NONE    3,200,000
EXXON MOBIL
  CORP          COM              30231G102   112,515   1,300,000    SH      SOLE      NONE    1,300,000
FACEBOOK INC    CLA              30303M102    76,734   2,881,476    SH      SOLE      NONE    2,881,476
GENERAL
  ELECTRIC CO   COM              369604103   157,425   7,500,000    SH      SOLE      NONE    7,500,000
GOOGLE INC      CL A             38259P508   159,608     225,000    SH      SOLE      NONE      225,000
GREEN DOT CORP  CL A             39304D102    24,400   2,000,000    SH      SOLE      NONE    2,000,000
INTERNATIONAL
  BUSINESS
  MACHS         COM              459200101   157,071     820,000    SH      SOLE      NONE      820,000
ITAU UNIBANCO
  HLDG SA       SPON ADR REP PFD 465562106    43,619   2,650,000    SH      SOLE      NONE    2,650,000
JOHNSON &
  JOHNSON       COM              478160104   115,665   1,650,000    SH      SOLE      NONE    1,650,000
JPMORGAN
  CHASE & CO    COM              46625H100   160,491   3,650,000    SH      SOLE      NONE    3,650,000
MICROSOFT CORP  COM              594918104   151,024   5,650,000    SH      SOLE      NONE    5,650,000
MORGAN
  STANLEY       COM NEW          617446448    87,048   5,200,000    SH      SOLE      NONE    5,200,000
MORGAN
  STANLEY       COM NEW          617446448    11,718     700,000   CALL     SOLE      NONE      700,000
PEPSICO INC     COM              713448108   123,174   1,800,000    SH      SOLE      NONE    1,800,000
PROCTER &
  GAMBLE CO     COM              742718109   108,624   1,600,000    SH      SOLE      NONE    1,600,000
SCHLUMBERGER
  LTD           COM              806857108   110,864   1,600,000    SH      SOLE      NONE    1,600,000

                                           2,511,607  70,327,476                             70,327,476